Advances from the Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2024
Advances from the Federal Home Loan Bank [Abstract]
Schedule of Advances from the Federal Home Loan Bank	Advances from the Federal Home Loan Bank, collateralized at June 30, 2024 and 2023 by pledges of collateral composed of first mortgage residential and multi-family loans totaling $200.5 million and $157.3 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:
(in thousands)	2024
2024	$31,903
2025	37,069
2026	16
$68,988